Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors
Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2023	2022	2021
Salaries and other short-term employee benefits	$4,234	$3,782	$2,805
Pension costs	228	196	117
Share-based compensation expense	10,597	8,936	6,906
Total	$15,059	$12,914	$9,828